Derivatives - Fair Values of Derivative Instruments Weighted Average Assumptions (Details)	3 Months Ended
Jul. 31, 2012
PreferredAWarrantsMember | Minimum [Member]
Risk-free rate	0.23%
Expected volatility	104.00%
Expected life	2 years 1 month 6 days
PreferredAWarrantsMember | Maximum [Member]
Risk-free rate	0.27%
Expected volatility	109.00%
Expected life	3 years 3 months 18 days
Preferred B Options/Shares/Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	10 months 6 days
Preferred B Options/Shares/Warrants [Member] | Maximum [Member]
Risk-free rate	1.00%
Expected volatility	109.00%
Expected life	41 months 10 days
Conversion Feature Derivative [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	4 days
Conversion Feature Derivative [Member] | Maximum [Member]
Risk-free rate	0.38%
Expected volatility	109.00%
Expected life	1 year 3 months
Senior Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year
Senior Warrants [Member] | Maximum [Member]
Risk-free rate	0.27%
Expected volatility	109.00%
Expected life	1 year 8 months 27 days
Consulting Warrants [Member] | Minimum [Member]
Risk-free rate	0.20%
Expected volatility	104.00%
Expected life	1 year
Consulting Warrants [Member] | Maximum [Member]
Risk-free rate	0.23%
Expected volatility	109.00%
Expected life	1 year 7 months 28 days